Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS — 56.0%
	CORPORATE — 56.0%
	BASIC MATERIALS — 4.6%
242,000	Celanese U.S. Holdings LLC 6.500%, 4/15/2030[2]	$244,931
	First Quantum Minerals, Ltd.
436,000	6.875%, 10/15/2027[2,3,4]	437,049
560,000	9.375%, 3/1/2029[2,3,4]	594,138
62,000	Mineral Resources, Ltd. 8.125%, 5/1/2027[2,3,4]	62,239
	SCIL USA Holdings LLC
500,000	5.375%, 11/1/2026[2,3]	497,616
100,000	9.500%, 7/15/2028[2]	120,032
100,000	Stillwater Mining Co. 4.500%, 11/16/2029[2]	91,654
275,000	ViaSat, Inc. 5.625%, 4/15/2027[2,3]	273,960
		2,321,619
	COMMUNICATIONS — 12.8%
100,000	Altice France S.A. 8.125%, 2/1/2027[2,3,4]	92,809
200,000	BlackSky Technology, Inc. 8.250%, 8/1/2033[3,5]	215,800
250,000	Connect U.S. Finco LLC 9.000%, 9/15/2029[2,3,4]	252,737
300,000	Delivery Hero S.E. 3.250%, 2/21/2030[5]	337,492
900,000	Directv Financing LLC 8.875%, 2/1/2030[2,3]	881,091
542,000	DISH Network Corp. 11.750%, 11/15/2027[2,3]	564,919
	EchoStar Corp.
446,515	3.875%, 11/30/2030[5]	566,404
311,138	6.750%, 11/30/2030[2]	295,130
	Hughes Satellite Systems Corp.
500,000	5.250%, 8/1/2026	461,336
625,000	6.625%, 8/1/2026	473,387
1,000,000	Qwest Corp. 7.250%, 9/15/2025	1,004,456
450,000	ViaSat, Inc. 6.500%, 7/15/2028[2,3]	424,586
1,002,000	Victoria's Secret & Co 4.625%, 7/15/2029[2]	933,316
		6,503,463

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 10.7%
375,000	Allegiant Travel Co. 7.250%, 8/15/2027[2,3]	$375,152
700,000	Allwyn Entertainment Financing UK PLC 7.875%, 4/30/2029[2,3,4]	729,158
325,000	Century Communities, Inc. 6.750%, 6/1/2027[2]	325,478
575,000	DraftKings Holdings, Inc. 0.000%, 3/15/2028[5]	524,158
704,000	Evergreen Acqco LP / TVI, Inc. 9.750%, 4/26/2028[2,3]	734,435
449,000	Jaguar Land Rover Automotive PLC 7.750%, 10/15/2025[2,3,4]	449,071
185,667	JetBlue Pass-Through Trust 7.750%, 5/15/2030	188,380
215,000	Lucid Group, Inc. 1.250%, 12/15/2026[3,5]	198,338
1,176,000	QVC, Inc. 6.875%, 4/15/2029[2,3]	534,942
148,000	Scientific Games International, Inc. 7.000%, 5/15/2028[2,3]	148,249
492,392	SGUS LLC 11.000%, 12/15/2029[2,6]	462,848
837,053	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 11.000%, 3/6/2030[2,3,4]	537,807
200,000	United Airlines, Inc. 4.375%, 4/15/2026[2,3]	198,933
50,000	Victra Holdings LLC 8.750%, 9/15/2029[2,3]	52,476
		5,459,425
	CONSUMER, NON-CYCLICAL — 6.2%
400,000	Alarm.com Holdings, Inc. 2.250%, 6/1/2029[5]	387,400
350,000	Alta Equipment Group, Inc. 9.000%, 6/1/2029[2,3]	332,415
	Herbalife Ltd.
186,000	7.875%, 9/1/2025[2,3,4]	187,068
250,000	4.250%, 6/15/2028[4,5]	233,750
400,000	Herc Holdings, Inc. 5.500%, 7/15/2027[2,3]	398,897
	HLF Financing Sarl LLC / Herbalife International, Inc.
550,000	12.250%, 4/15/2029[2,3]	601,871
131,000	4.875%, 6/1/2029[2,3]	109,867

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
25,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. 9.000%, 2/15/2029[2,3]	$26,124
	Radiology Partners, Inc.
399,000	9.781%, 2/15/2030[2,3]	394,511
500,000	8.500%, 7/15/2032[2,3]	507,120
		3,179,023
	ENERGY — 6.6%
	CITGO Petroleum Corp.
112,000	6.375%, 6/15/2026[2,3]	111,921
975,000	8.375%, 1/15/2029[2,3]	1,013,521
850,000	CVR Energy, Inc. 8.500%, 1/15/2029[2,3]	833,986
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
100,000	7.125%, 6/1/2028[2,3]	100,591
200,000	8.625%, 3/15/2029[2,3]	208,320
450,000	NextEra Energy Partners LP 2.500%, 6/15/2026[3,5]	432,585
240,000	PBF Holding Co. LLC / PBF Finance Corp. 6.000%, 2/15/2028[2]	231,240
193,000	Peabody Energy Corp. 3.250%, 3/1/2028[5]	218,148
226,000	Talos Production, Inc. 9.000%, 2/1/2029[2,3]	231,827
		3,382,139
	FINANCIAL — 7.1%
550,937	Avation Capital SA 9.000%, 10/31/2026[2,3,4]	545,922
75,000	BGC Group, Inc. 8.000%, 5/25/2028[2]	79,971
1,285,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 9.750%, 1/15/2029[2]	1,293,117
1,715,000	Saks Global Enterprises LLC 11.000%, 12/15/2029[2,3,6]	857,500
	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
551,000	10.500%, 2/15/2028[2,3]	582,263
269,000	4.750%, 4/15/2028[2,3]	261,068
		3,619,841
	INDUSTRIAL — 3.5%
94,000	Bombardier, Inc. 7.875%, 4/15/2027[2,3,4]	94,525
100,000	Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 2/1/2032[2,3]	99,590

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
700,000	INNOVATE Corp. 8.500%, 2/1/2026[2,3]	$612,500
250,000	Mauser Packaging Solutions Holding Co. 7.875%, 4/15/2027[2,3]	252,543
250,000	Spirit AeroSystems, Inc. 9.375%, 11/30/2029[2,3]	264,460
421,000	Tutor Perini Corp. 11.875%, 4/30/2029[2,3]	473,753
		1,797,371
	TECHNOLOGY — 1.6%
175,000	Diebold Nixdorf, Inc. 7.750%, 3/31/2030[2,3]	186,058
75,000	NCR Atleos Escrow Corp. 9.500%, 4/1/2029[2,3]	81,318
400,000	X.AI LLC 12.500%, 6/30/2030[2]	403,074
250,000	Xerox Holdings Corp. 3.750%, 3/15/2030[5]	121,000
		791,450
	UTILITIES — 2.9%
597,000	NRG Energy, Inc. 5.750%, 7/15/2029[2,3]	594,693
910,000	PG&E Corp. 4.250%, 12/1/2027[5]	908,635
		1,503,328
	TOTAL CORPORATE
	(Cost $29,451,614)	28,557,659

	TOTAL BONDS
	(Cost $29,451,614)	28,557,659

Number of Shares
	COMMON STOCKS — 2.2%
	CONSUMER, CYCLICAL — 1.4%
9,684	Fusion LLC	282,453
18,775	Recovery Solutions Group, LLC[6]	309,791
28,769	Spirit Aviation Holdings, Inc.	117,665
		709,909
	CONSUMER, NON-CYCLICAL — 0.1%
10,000	Endo, Inc.[6]	—
170,000	Endo, Inc.[6]	—

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,742	Endo, Inc.	$41,094
9,044	Wellpath Holdings, Inc[6]	30,477
		71,571
	ENERGY — 0.4%
9,219	Enviva Holdings LP	179,775
100,000	Enviva Holdings LP6	—
		179,775
	TECHNOLOGY — 0.3%
2,440	Diebold Nixdorf, Inc.	137,348
	TOTAL COMMON STOCKS
	(Cost $1,776,750)	1,098,603

Principal Amount
	LEVERAGED LOANS — 33.1%
691,600	AAdvantage Loyalty IP Ltd. 6.543% (3-Month Term SOFR+225 basis points), 4/20/2028[2,4,7,8]	689,698
	Altice France S.A.
398,980	9.802% (1-Month Term SOFR+275 basis points), 7/31/2025[2,4,7,8]	361,077
794,428	9.802% (1-Month Term SOFR+550 basis points), 8/31/2028[2,4,7,8]	740,681
	AP Core Holdings II LLC
275,000	10.933% (1-Month USD Libor+550 basis points), 9/1/2027[2,7,8]	264,114
875,424	10.945% (1-Month Term SOFR+550 basis points), 9/1/2027[2,7,8]	841,230
	Asurion LLC
725,000	10.404% (1-Month USD Libor+525 basis points), 2/3/2028[2,7,8]	699,233
248,227	9.676% (1-Month Term SOFR+425 basis points), 8/19/2028[2,7,8]	246,313
200,000	10.708% (1-Month Term SOFR+525 basis points), 1/22/2029[2,7,8]	188,563
497,500	Chinos Intermediate 2 LLC 10.855% (1-Month Term SOFR+600 basis points), 9/29/2031[2,7,8]	423,497
296,992	Connect U.S. Finco LLC 8.812% (1-Month Term SOFR+450 basis points), 9/28/2029[2,4,7,8]	292,027
296,954	Delek U.S. Holdings, Inc. 8.944% (1-Month Term SOFR+350 basis points), 11/19/2029[2,7,8]	296,503
395,000	Delivery Hero S.E. 5.130%, 12/20/2029[2,7,8]	398,909
452,880	Directv Financing LLC 10.650% (1-Month Term SOFR+525 basis points), 8/2/2029[2,7,8]	449,983
228,987	Discovery Energy Holding Corp. 10.085% (1-Month Term SOFR+475 basis points), 5/1/2031[2,7,8]	230,383
99,000	DS Parent, Inc. 9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[2,7,8]	90,369
1,031,208	Endo, Inc. 8.357% (1-Month Term SOFR+400 basis points), 4/23/2031[2,7,8]	1,034,946

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount		Value
	LEVERAGED LOANS (Continued)
450,000	Eyecare Partners LLC 10.043% (3-Month Term SOFR+575 basis points), 8/31/2028[7,8]	$458,275
	First Brands Group LLC
100,000	5.000% (3-Month Term SOFR+500 basis points), 3/30/2027[2,8,9]	98,322
943,840	10.591% (3-Month Term SOFR+500 basis points), 3/30/2027[2,7,8]	926,341
400,000	Frontier Communications Corp. 5.000%, 5/1/2028[2,3,7]	399,844
455,099	Fusion LLC 12.413%, 6/6/2030[6,7]	459,650
447,877	HLF Financing Sarl LLC / Herbalife International, Inc. 11.062% (1-Month Term SOFR+675 basis points), 4/12/2029[2,7,8]	455,900
	Lasership, Inc.
348,418	10.035%, 1/30/2029[7,8]	347,199
262,744	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[7,8]	75,539
924,092	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[7,8]	544,752
444,906	LendingTree LLC 3.750% (1-Month Term SOFR+400 basis points), 9/15/2028[2,7,8]	447,130
988,750	Likewize Corp. 10.350% (1-Month Term SOFR+575 basis points), 8/15/2029[2,7,8]	962,182
248,734	Mallinckrodt PLC 13.841% (1-Month Term SOFR+950 basis points), 11/14/2028[4,7,8]	255,808
232,136	New WPCC Parent LLC 13.798% (1-Month Term SOFR+950 basis points), 5/9/2030[6,7,8]	232,136
250,000	Oregon Tool Lux LP 9.674% (3-Month Term SOFR+525 basis points), 10/15/2029[4,7,8]	255,390
250,790	Pretium PKG Holdings, Inc. 5.000% (3-Month Term SOFR+500 basis points), 10/2/2028[7,8]	251,280
342,222	Recovery Solutions Group LLC 12.800%, 1/27/2030[6,7,8]	342,222
641,875	Restaurant Brands International 5.607% (1-Month Term SOFR+125 basis points), 9/21/2028[4,7,8]	633,049
450,000	Revlon Intermediate Holdings IV LLC 11.255% (1-Month Term SOFR+687.5 basis points), 5/2/2028[2,7,8]	444,280
97,985	Spirit AeroSystems, Inc. 9.563% (1-Month Term SOFR+450 basis points), 1/15/2027[2,7,8]	98,303
250,000	Trivium Packaging Finance B.V. 4.500% (3-Month Euribor+450 basis points), 5/28/2030[2,7,8,9]	286,583
	Viasat, Inc.
345,429	9.833% (1-Month Term SOFR+450 basis points), 3/4/2029[2,7,8]	341,759
49,125	8.917% (1-Month Term SOFR+450 basis points), 5/30/2030[2,7,8]	48,397
293,734	Victra Holdings LLC 8.591% (1-Month Term SOFR+425 basis points), 3/29/2029[2,7,8]	294,974
671,191	West Technology Group LLC 8.541% (3-Month Term SOFR+400 basis points), 4/10/2027[7,8]	363,494

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount		Value
	LEVERAGED LOANS (Continued)
250,000	Windstream Services LLC 9.750% (1-Month Term SOFR+475 basis points), 9/26/2031[2,7,8]	$251,562
350,000	X Corp. 9.500% (Fixed+0 basis points), 10/29/2029[2,7]	340,060
	TOTAL LEVERAGED LOANS
	(Cost $17,060,125)	16,861,957

Number of Shares
	PREFERRED STOCKS — 0.2%
	CONSUMER, NON-CYCLICAL — 0.2%
8,763	Wellpath Holdings, Inc 0.000%, [6]	114,273
	TOTAL PREFERRED STOCKS
	(Cost $88,939)	114,273
	WARRANTS — 0.0%
	CONSUMER, CYCLICAL — 0.0%
5,680	Spirit Airlines LLC, Expiration Date: March 11, 2030	23,231
	TOTAL WARRANTS
	(Cost $—)	23,231
	SHORT-TERM INVESTMENTS — 7.6%
3,869,237	Fidelity Institutional Government Portfolio Class I, 5.22%[10]	3,869,237
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,869,237)	3,869,237

	TOTAL INVESTMENTS — 99.1%
	(Cost $52,246,665)	$50,524,960
	Other Assets in Excess of Liabilities — 0.9%	447,028
	TOTAL NET ASSETS — 100.0%	$50,971,988

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,052,166, which represents 37.38% of Net Assets.
[4]	Foreign security denominated in U.S. dollars.
[5]	Convertible security.
[6]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]	Floating rate security.
[9]	Denotes investments purchased on a when-issued or delayed delivery basis.
[10]	The rate is the annualized seven-day yield at period end.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Setlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2025	Unrealized Appreciation (Depreciation)
Euro	Pershing, LLC.	EUR per USD	8/11/2025	(110,000)	$(125,692)	$(125,624)	$68
Euro	Pershing, LLC.	EUR per USD	12/29/2025	(295,000)	(349,899)	(340,044)	9,855
					(475,591)	(465,668)	9,923
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(475,591)	$(465,668)	$9,923

EUR – Euro